Financial structure and financial costs - Loan repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 40,129	$ 41,340	$ 43,067
Non-current financial assets	(680)	(679)	(908)
Non-current financial debt and related financial instruments	$ 39,449	$ 40,661	$ 42,159
Repayment (as a percent)	100.00%	100.00%	100.00%
Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,442	$ 6,005	$ 4,572
Non-current financial assets	(10)	(75)	(252)
Non-current financial debt and related financial instruments	$ 5,432	$ 5,930	$ 4,320
Repayment (as a percent)	14.00%	15.00%	10.00%
Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,042	$ 5,119	$ 5,812
Non-current financial assets	(76)	(2)	(110)
Non-current financial debt and related financial instruments	$ 3,966	$ 5,117	$ 5,702
Repayment (as a percent)	10.00%	13.00%	14.00%
Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,262	$ 3,810	$ 4,956
Non-current financial assets	(104)	(15)	(4)
Non-current financial debt and related financial instruments	$ 5,158	$ 3,795	$ 4,952
Repayment (as a percent)	13.00%	9.00%	12.00%
Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,020	$ 5,026	$ 3,609
Non-current financial assets	(37)	(67)	(31)
Non-current financial debt and related financial instruments	$ 4,983	$ 4,959	$ 3,578
Repayment (as a percent)	13.00%	12.00%	8.00%
More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 20,363	$ 21,380	$ 24,118
Non-current financial assets	(453)	(520)	(511)
Non-current financial debt and related financial instruments	$ 19,910	$ 20,860	$ 23,607
Repayment (as a percent)	50.00%	51.00%	56.00%
Hedging instruments of non-current financial debt
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 1,880	$ 1,082	$ 3,651
Non-current financial assets	(613)	(606)	(845)
Hedging instruments of non-current financial debt | Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	386	164	249
Non-current financial assets		(68)	(235)
Hedging instruments of non-current financial debt | Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	251	222	327
Non-current financial assets	(57)		(104)
Hedging instruments of non-current financial debt | Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	448	96	564
Non-current financial assets	(104)
Hedging instruments of non-current financial debt | Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	93	165	237
Non-current financial assets		(67)	(7)
Hedging instruments of non-current financial debt | More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	702	435	2,274
Non-current financial assets	$ (452)	$ (471)	$ (499)